Financial statements of Barclays PLC - Balance sheet (Narrative)	12 Months Ended
Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Disclosure of authorisation of financial statements	The Board of Directors approved the financial statements on pages 256 to 358 on 20 February 2019. John McFarlane Group Chairman James E Staley Group Chief Executive Tushar Morzaria Group Finance Director
Barclays PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Disclosure of authorisation of financial statements

The financial statements on pages 262 to 263 and the accompanying note on page 354 were approved by the Board of Directors on 20 February 2019 and signed on its behalf by:

John McFarlane

Group Chairman

James E Staley

Group Chief Executive

Tushar Morzaria

Group Finance Director